Taxation - Gross Movement on the Deferred Income Tax Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	$ (151,844)	$ (151,980)
Exchange differences	1,536	4,877
Changes of fair value valuation for farmlands	(11,790)	(10,480)	$ (139,223)
Acquisition of subsidiary	0	(3,515)
Disposal of subsidiary	3,458	3,730
Others	(159)	(705)
Tax credit relating to cash flow hedge	5,728	6,755
Income tax benefit expense	(9,485)	(21,486)	3,870
Deferred tax liability (asset), ending balance	(162,556)	(151,844)	$ (151,980)
Gains (losses) before income tax of cash flow hedge	46,145	75,822
Reclassification from equity to income statement	$ (26,031)	$ (32,305)